Stockholders' Equity - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Stockholders' Equity
Stock-based compensation expense	$ 10,384,851	$ 31,999	$ 8,424,803	$ 1,171,287
Fair value per share	$ 15
RSU liability award, reclassified from liability to equity	$ 2,202,781
Total incremental compensation cost	2,691,000
Unrecognized stock-based compensation	$ 75,944,405		$ 14,742,022
Period during unrecognized stock-based compensation is expected to recognized (in years)	3 years 8 months 4 days		2 years 5 months 4 days
Maximum
Stockholders' Equity
Vesting period	4 years		4 years